SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	$ 8,035	$ 7,693
Additions		19	$ 73
Translation differences	82	323	215
Gross amount end of period	8,117	8,035	7,693
Accumulated amortization	(1,852)	(1,732)	(1,397)
Net Book value	44	6,303	6,296
Net Book value	44	6,303	6,296
Gross amount beginning of period		7,833	7,545
Gross amount end of period			7,833
Disposal	(1)		(140)
Net Book value	6,264	6,303	6,296
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	6,158	5,910	5,740
Additions
Translation differences	62	248	170
Gross amount end of period	6,220	6,158	5,910
Accumulated amortization
Net Book value		6,158	5,910
Net Book value		6,158	5,910
Disposal
Net Book value	6,220	6,158
Software Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	400	365
Additions		19	73
Translation differences	5	16	4
Gross amount end of period	405	400	365
Accumulated amortization	(360)	(339)	(232)
Net Book value		61	133
Net Book value		61	133
Gross amount beginning of period		505	428
Gross amount end of period			505
Disposal	(1)		(140)
Net Book value	44	61
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	1,477	1,418
Additions
Translation differences	15	59	41
Gross amount end of period	1,492	1,477	1,418
Accumulated amortization	(1,492)	(1,393)	(1,165)
Net Book value		84	253
Net Book value		84	253
Gross amount beginning of period		1,418	1,377
Gross amount end of period			$ 1,418
Disposal
Net Book value		$ 84